Statement of Compliance	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Statement of Compliance
2.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized for issue by the authorized directors on March 20, 2020.
In 2019, the Company adopted IFRS No.16 “Leases” for the first time. Changes to significant accounting policies are described in Note 2 “Changes in Accounting Policies”.

Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets
Functional and presentation currency
The financial statements of POSCO and subsidiaries are prepared in functional currency of each operation. These consolidated financial statements are presented in Korean Won, the POSCO’s functional currency, which is the currency of the primary economic environment in which POSCO operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 2 - Changes in accounting policies (leases)

•	Note 3 - Summary of significant accounting policies (leases)

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations

•	Note 25 - Hybrid bonds

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 9 - Inventory

•	Note 11 - Investments in associates and joint ventures

•	Note 14 - Property, plant and equipment, net

•	Note 15 - Goodwill and other intangible assets, net

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 – Financial instruments

•	Note 29 – Revenue – contract balances

•	Note 35 - Income taxes

•	Note 38 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 - inputs for the assets or liability that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments
Changes in Accounting Policies
The Company has initially adopted IFRS No.16 “Leases” from January 1, 2019. The other accounting standards adopted from January 1, 2019 had no significant effect on the Company’s consolidated financial statements.
IFRS No.16 “Leases” introduced a single accounting model for lessees. As a result, the Company, as a lessee, recognized right-of-use
assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.
The Company applied IFRS No.16 “Leases” using the modified retrospective approach by recognizing the cumulative effect of initial application as of January 1, 2019, the date of initial application. Accordingly, the comparative information presented for 2017 and 2018, has not been restated.

(a)	Definition of a lease
Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC No.4 “Determining Whether an Arrangement Contains a Lease”. The Company now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS No.16 “Leases”, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
On transition to IFRS No.16 “Leases”, the Company elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Company applied IFRS No.16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS No.17 “Leases” and IFRIC No.4 “Determining Whether an Arrangement Contains a Lease” were not reassessed. Therefore, the definition of a lease under IFRS No.16 has been applied only to contracts entered into or changed on or after January 1, 2019.
At inception or reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease
component on the basis of their relative stand-alone prices.

(b)	As a lessee
The Company leases many assets, including land, warehouses, handling equipment and IT equipment. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS No.16 “Leases”, the Company recognizes right-of-use
assets and lease liabilities for most leases in the statement of financial position.
However, the Company has elected not to recognize
right-of-use
assets and lease liabilities for some leases of
low-value
assets (e.g. desktops, IT supplies, etc.). The Company recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Company measured lease liabilities and
right-of-use
assets related to leases classified as operating leases under IAS No.17 “Leases” previously, on transition. Lease liabilities are measured at the present value of the remaining lease payments, discounted at the Company’s incremental borrowing rate as of January 1, 2019 and right-of-use
assets are measured at the lease liabilities adjusted by the amount of any prepaid or accrued lease payments.
The Company used a number of practical expedients when applying IFRS No.16, to leases previously classified as operating leases under IAS No.17. In particular, the Company:

•	did not recognize right-of-use assets and liabilities for leases for which the lease term ends within 12 months from the date of initial application;

•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application; and

•	used hindsight when determining the lease term
For finance leases under IAS No.17, the carrying amounts of the right-of-use
assets and the lease liabilities as of January 1, 2019 were determined at the carrying amounts of the finance lease assets and lease liabilities under IAS No.17 immediately before that date.

(c)	As a lessor
The Company leases out its investment properties. The Company classified these leases as operating leases, and the accounting policies applicable to the Company as a lessor are not different from those under IAS No.17 “Leases”. However, when the Company is an intermediate lessor the sub-leases
are classified with reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset.
The Company provides
sub-leases
for leases of vessels classified as operating leases under IAS No.17 “Leases” as an intermediate lessor, and classified the sub-leases
as finance leases as of January 1, 2019, the date of initial application of IFRS No.16 “Leases”. Accordingly, the Company recognized finance lease receivables amounting to
￦
264,809 million.
In addition, the Company did not make any adjustments to leases for which the Company is a lessor, except for sub-leases
described above as of January 1, 2019, the date of initial application IFRS No.16.

(d)	Impact on financial statements
The Company recognized
right-of-use
assets and lease liabilities related to leases previously classified as operating leases as of January 1, 2019, the date of initial application. The effect on the consolidated financial statements as of January 1, 2019, the date of initial application is as follows:

(in millions of Won)	The date of initial application (January 1, 2019)
Consolidated statement of financial position
Right-of-use assets presented as property, plant and equipment(*1)	￦	704,458
Lease receivable		264,809
Lease liabilities		677,370

(*1)	The prepaid lease payments of ￦ 271,825 million were reclassified from other assets to property, plant and equipment for leases previously classified as operating leases as of December 31, 2018.
When measuring lease liabilities for leases previously classified as operating leases, the Company discounted lease payments using its incremental borrowing rates as of January 1, 2019, the date of initial application, and the weighted-average rates applied are 1.8 ~ 18.5%. The carrying amount of lease liabilities as of January 1, 2019, the date of initial application, is as follow:

(in millions of Won)	The date of initial application (January 1, 2019)
Operating lease commitments as of December 31, 2018	￦	913,630
Operating lease commitments not recognized as lease liabilities
- Leases of low-value assets		(50,364)
- Leases with less than 12 months of lease term at transition		(17,635)

Operating lease commitments recognized as lease liabilities		845,631
Amount discounted using the incremental borrowing rate as of January 1, 2019, the date of initial application		677,370
Finance lease liabilities recognized as of December 31, 2018		94,754

Lease liabilities as of January 1, 2019, the date of initial application	￦	772,124